UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-107.5%

Alabama-4.9%
$3,838,000	Alabama Housing Finance Authority, Multi-Family Housing, Phoenix Apartments Project-Series A (LOC: Regions Bank) 0.380%, 01/01/2036 (Putable on 02/04/2016) (a)	$3,838,000
7,030,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, National Rural Utilities Finance-Series A 0.850%, 11/15/2038 (Putable on 05/15/2016) (a)	7,031,406
2,000,000	Chatom Industrial Development Board Pollution Control Revenue, National Rural Utilities Finance-Series C 0.850%, 12/01/2024 (Putable on 06/01/2016) (a)	2,000,120
3,100,000	Chatom Industrial Development Board Revenue, National Rural Utilities Finance-Series A 0.600%, 08/01/2037 (Putable on 02/01/2016) (a)	3,100,000
6,550,000	Eutaw Industrial Development Board, Mission Power Co. Greene County Project 0.250%, 12/01/2020 (Putable on 02/01/2016) (a)	6,550,000
12,000,000	Health Care Authority for Baptist Health Revenue-Series B 0.550%, 11/01/2042 (Putable on 02/04/2016) (a)	12,000,000
5,775,000	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty Municipal) 0.600%, 11/15/2037 (Putable on 02/05/2016) (a)	5,775,000
7,300,000	Tuscaloosa County Industrial Development Authority 0.420%, 09/01/2020 (Putable on 02/03/2016) (a)	7,300,000
		47,594,526

Arizona-8.2%
15,400,000	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project 0.650%, 09/01/2024 (Putable on 03/01/2016) (a)	15,400,154
62,000,000	Phoenix Industrial Development Authority, Solid Waste Revenue, Republic Services, Inc. Project 0.600%, 12/01/2035 (Putable on 02/01/2016) (a)	62,000,000
2,325,000	Scottsdale Industrial Development Authority, Hospital Revenue Bonds, Scottsdale Healthcare-Series F (CS: Assured Guaranty Municipal) 0.600%, 09/01/2045 (Putable on 02/02/2016) (a)	2,325,000
		79,725,154

Arkansas-0.9%
8,500,000	City of Blytheville Revenue, Nucor Corp. Project 0.380%, 01/02/2033 (Putable on 02/03/2016) (a)	8,500,000

California-7.5%
7,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A 0.600%, 08/01/2023 (Putable on 02/01/2016) (a)(b)	7,000,000
3,500,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project-Series A 1.650%, 07/01/2031 (Putable on 05/01/2017) (a)	3,507,560
5,000,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 0.750%, 11/01/2038 (Putable on 05/02/2016) (a)	5,000,000
750,000	California State Public Works Board Lease Revenue, Department of Corrections-Series A 5.250%, 09/01/2016	752,730
655,000	California Statewide Communities Development Authority Industrial Development Revenue-Spratling-Cranor Properties LLC-Series A (LOC: City National Bank) 1.650%, 06/01/2020 (Putable on 02/03/2016) (a)	655,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

250,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series D (CS: Assured Guaranty Municipal) 0.440%, 07/01/2041 (Putable on 02/05/2016) (a)	250,000
2,700,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series E (CS: Assured Guaranty Municipal) 0.460%, 07/01/2040 (Putable on 02/05/2016) (a)	2,700,000
7,375,000	California Statewide Communities Development Authority, Dignity Health Obligation Group-Series F (CS: Assured Guaranty Municipal) 0.300%, 07/01/2040 (Putable on 02/05/2016) (a)	7,375,000
560,000	City of La Verne, Brethren Hillcrest Homes 3.000%, 05/15/2016	562,565
15,525,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.120%, 11/01/2036 (Putable on 02/02/2016) (a)	15,525,000
14,875,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.100%, 11/01/2036 (Putable on 02/03/2016) (a)	14,875,000
14,200,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.020%, 11/01/2036 (Putable on 02/04/2016) (a)	14,200,000
440,000	Washington Township Health Care District Revenue-Series A 4.000%, 07/01/2016	445,764
150,000	Yuba City Redevelopment Agency, Refunding Tax Allocation 2.000%, 09/01/2016	150,975
		72,999,594

Colorado-0.1%
550,000	Colorado Health Facilities Authority, Covenant Retire Community Obligation 2.000%, 12/01/2016	554,246
235,000	E-470 Public Highway Authority-Series D1 (CS: NATL-RE) 5.250%, 09/01/2016	241,432
		795,678

Florida-5.4%
300,000	City of Tallahassee Revenue, Tallahassee Memorial Healthcare, Inc. Project-Series A 5.000%, 12/01/2016	310,017
28,600,000	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B 0.980%, 02/01/2029 (Putable on 02/04/2016) (a)	28,600,000
10,200,000	Liberty County, Industrial Development Revenue, Georgia Pacific Corp. Project 0.250%, 10/01/2028 (Putable on 02/04/2016) (a)	10,200,000
11,355,000	Miami-Dade County Expressway Authority Toll System Revenue-Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local) 0.823%, 05/20/2029 (Putable on 02/01/2016) (a)(b)	11,355,000
200,000	Mid-Bay Bridge Authority-Series C 5.000%, 10/01/2016	205,068
1,315,000	Southeast Overtown Park West Community Redevelopment Agency-Series A-2 4.000%, 03/01/2016 (b)	1,318,340
		51,988,425

Georgia-0.1%
800,000	Douglas County Development Authority, Electrical Fiber Systems Project (LOC: Regions Bank) 0.470%, 12/01/2021 (Putable on 02/04/2016) (a)	800,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Illinois-5.3%
33,470,000	Chicago Board of Education-Series-DCL-2012-001 (LOC: Dexia Credit Local) 1.000%, 12/01/2034 (Putable on 02/04/2016) (a)(b)	33,470,000
2,285,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	2,343,793
1,250,000	City of Chicago IL Wastewater Transmission Revenue, Second Lien-Series C 4.000%, 01/01/2017	1,278,962
80,000	Elk Grove Village Industrial Development Revenue, Rainbow Fish House, Inc. Project (LOC: JPMorgan Chase Bank N.A.) 0.460%, 05/01/2016 (Putable on 02/04/2016) (a)	80,000
535,000	Illinois Finance Authority Educational Revenue, Noble Network of Charter Schools 2.000%, 09/01/2016	536,776
230,000	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank) 0.460%, 10/01/2017 (Putable on 02/04/2016) (a)	230,000
500,000	Illinois Finance Authority, Lifespace Communities-Series A 2.000%, 05/15/2016	501,890
250,000	Illinois Finance Authority, Silver Cross Hospital & Medical 5.000%, 08/15/2016	255,197
210,000	Joilet Park District, General Obligation-Series A 3.000%, 02/01/2017	214,053
150,000	Plano Special Service Areas No 1 & 2, Special Tax Refunding (CS: Assured Guaranty Municipal) 2.000%, 03/01/2016	150,215
4,400,000	Springfield Airport Authority, Allied-Signal, Inc. Project 5.000%, 09/01/2018 (Putable on 02/03/2016) (a)	4,400,000
4,065,000	State of Illinois, General Obligation 5.000%, 03/01/2016	4,078,740
2,550,000	State of Illinois, General Obligation 5.000%, 01/01/2018	2,557,242
500,000	Village of Gilberts, Special Service Area (CS: Build America Mutual) 1.000%, 03/01/2016	500,040
155,000	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.) 0.500%, 08/01/2017 (Putable on 02/04/2016) (a)	155,000
500,000	Village of Oak Lawn, General Obligation (CS: Assured Guaranty Municipal) 2.500%, 12/01/2016	508,000
		51,259,908

Indiana-10.6%
395,000	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.) 0.700%, 09/01/2020 (Putable on 02/03/2016) (a)	395,000
500,000	County of Knox Economic Development Revenue 3.000%, 04/01/2016	501,355
6,880,000	Elkhart County Revenue (CS: Pedcor Invts-2000-xli LP) 0.370%, 01/01/2035 (Putable on 02/04/2016) (a)	6,880,000
350,000	Gary Chicago International Airport Authority 5.000%, 02/01/2016	350,000
400,000	Gary Chicago International Airport Authority 5.000%, 02/01/2017	412,840
4,694,500	Hammond Local Public Improvement Bond Bank, Advance Program Notes-Series A-1 1.250%, 06/30/2016	4,704,969
7,000,000	Indiana Finance Authority Economic Development, Republic Services, Inc. Project-Series A 0.580%, 05/01/2034 (Putable on 03/01/2016) (a)	6,998,460

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

6,435,000	Indiana Finance Authority, Environmental Improvement Revenue, Mittal Steel U.S.A., Inc. Project (LOC: Banco Bilbao Vizcaya Argentaria) 0.500%, 08/01/2030 (Putable on 02/03/2016) (a)	6,435,000
150,000	Indiana Finance Authority, Marquette Retirement Living, Inc. Project 2.000%, 03/01/2016	150,114
59,170,000	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: CitiGroup) 0.900%, 10/26/2017 (Putable on 02/04/2016) (a)	59,170,000
10,600,000	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Project-Series A 0.300%, 12/01/2038 (Putable on 02/03/2016) (a)	10,600,000
6,000,000	State Development Finance Authority, Environmental Revenue, PSI Energy, Inc. Project-Series B (CS: Duke Energy Indiana, Inc.) 0.350%, 12/01/2038 (Putable on 02/03/2016) (a)	6,000,000
		102,597,738

Iowa-0.1%
1,090,000	Iowa Finance Authority, Pella Regional Health Center Project 5.000%, 12/01/2017	1,127,594

Kansas-0.2%
1,000,000	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.100%, 03/01/2027 (Putable on 02/04/2016) (a)	1,000,000
1,000,000	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.) 1.150%, 02/01/2029 (Putable on 02/04/2016) (a)	1,000,000
		2,000,000

Kentucky-0.8%
3,000,000	City of Somerset, General Obligation Note 1.250%, 10/01/2016	3,001,230
5,000,000	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B 0.650%, 08/15/2023 (Putable on 02/15/2016) (a)	5,000,050
		8,001,280

Louisiana-3.0%
4,600,000	Jefferson Parish Industrial Development Board, Sara Lee Corp. Project 0.400%, 06/01/2024 (Putable on 02/01/2016) (a)	4,600,000
1,835,000	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank) 0.400%, 12/01/2032 (Putable on 02/04/2016)	1,835,000
480,000	Louisiana Public Facilities Authority, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank NA) 0.620%, 07/01/2033 (Putable on 02/04/2016) (a)	480,000
1,290,000	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank) 2.000%, 09/01/2021 (Putable on 02/04/2016) (a)	1,290,000
460,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank) 0.470%, 12/01/2016 (Putable on 02/04/2016) (a)	460,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A (LOC: Wells Fargo Bank N.A.) 0.470%, 03/15/2025 (Putable on 03/15/2016) (a)	20,000,000
		28,665,000

Maryland-0.0% (c)
300,000	Maryland State Health & Educational Facilities Authority, Meritus Medical Center 5.000%, 07/01/2016	305,361

Massachusetts-0.4%
2,500,000	Massachusetts Development Finance Agency 0.450%, 03/11/2016	2,500,000
1,165,000	Massachusetts Development Finance Agency, Seven Hills Obligated Group 3.000%, 09/01/2016	1,175,753
		3,675,753

Michigan-1.2%
3,000,000	Michigan Finance Authority, Detroit School District 4.750%, 06/01/2016 (b)	3,014,700
1,600,000	Michigan Finance Authority, Detroit School District 5.000%, 06/01/2016	1,622,208
6,605,000	Michigan Finance Authority, Detroit School District-Series A 3.000%, 05/01/2016	6,645,224
125,000	Michigan Finance Authority, Refunding College for Studies 3.000%, 12/01/2016	126,795
600,000	Ypsilanti School District, General Obligation-Series A 4.000%, 05/01/2016	604,986
		12,013,913

Mississippi-9.1%
68,000,000	Mississippi Business Finance Corp. Revenue, PSL-North America LLC Project-Series A (LOC: ICICI Bank) 2.550%, 11/01/2032 (Putable on 02/04/2016) (a)	68,000,000
6,495,000	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank) 0.330%, 11/01/2026 (Putable on 02/04/2016) (a)	6,495,000
4,200,000	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank) 0.340%, 03/01/2033 (Putable on 02/04/2016) (a)	4,200,000
10,000,000	Mississippi Hospital Equipment & Facilities Authority, Baptist Member Health-Series B2 0.750%, 09/01/2022 (Putable on 07/07/2016) (a)(b)	10,000,000
		88,695,000

Missouri-0.0% (c)
405,000	Joplin Industrial Development Authority, Freeman Health System 2.000%, 02/15/2016	405,194

Nevada-0.7%
4,400,000	Las Vegas Valley Water District, Water Improvement-Series B (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 02/01/2016) (a)	4,400,000
2,800,000	Las Vegas Valley Water District, Water Improvement-Series C (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 02/01/2016) (a)	2,800,000
		7,200,000

New Hampshire-1.0%
995,000	New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project-Series A 4.000%, 01/01/2017	1,020,343

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

2,500,000	New Hampshire State Business Finance Authority Poll Control Revenue 0.450%, 03/10/2016	2,500,000
6,200,000	New Hampshire State Business Finance Authority Poll Control Revenue 0.450%, 03/11/2016	6,200,000
		9,720,343

New Jersey-10.2%
3,830,000	Casino Reinvestment Development Authority-Series A (CS: NATL-RE) 5.000%, 06/01/2016	3,841,337
500,000	Casino Reinvestment Development Authority-Series D 4.000%, 11/01/2016	507,305
8,799,000	City of Newark, General Obligation 2.500%, 12/06/2016	8,873,704
14,834,000	City of Newark, Tax Anticipation Notes-Series A 1.750%, 02/19/2016	14,837,708
36,300,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project-Series B (LOC: Sovereign Bank N.A.) 0.450%, 07/01/2030 (Putable on 02/03/2016) (a)	36,300,000
4,085,000	New Jersey Sports & Exposition Authority-Series A 5.000%, 03/01/2016	4,098,562
5,000,000	Town of Kearny, Tax Anticipation Notes 2.000%, 04/29/2016	5,013,550
17,650,905	Township of Berkeley, Bond Anticipation Notes 1.500%, 05/25/2016	17,680,029
7,400,000	Township of Irvington, Bond Anticipation Notes 3.250%, 06/17/2016	7,414,578
		98,566,773

New York-16.8%
1,656,000	City of Glen Cove, Bond Anticipation Notes-Series D 1.500%, 04/08/2016	1,657,043
10,879,000	City of Long Beach, Bond Anticipation Notes-Series B 1.500%, 02/17/2016	10,881,829
14,570,000	City of Long Beach, Revenue Anticipation Notes-Series A 1.500%, 06/30/2016	14,599,140
5,000,000	City of Syracuse, Revenue Anticipation Notes-Series B 1.500%, 06/30/2016	5,018,150
5,000,000	Nassau Health Care Corp., Revenue Anticipation Notes 2.000%, 01/17/2017	5,039,900
295,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 0.720%, 08/01/2017 (Putable on 02/04/2016) (a)	295,000
810,000	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.) 0.720%, 08/01/2020 (Putable on 02/04/2016) (a)	810,000
9,750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Revenue Bonds-Series AA-2 (SPA: Dexia Credit Local) 0.300%, 06/15/2032 (Putable on 02/01/2016) (a)	9,750,000
1,225,000	New York City Transitional Finance Authority, Future Tax Secured-Subseries-C3 (SPA: Dexia Credit Local) 0.230%, 08/01/2031 (Putable on 02/01/2016) (a)	1,225,000
22,100,000	New York Environmental Facilities Corp. Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series 2012 0.550%, 05/01/2030 (Putable on 02/01/2016) (a)	22,100,000
3,475,000	Niagara Falls City School District 2.000%, 06/15/2016	3,488,170
300,000	Otsego County Capital Resource Corp. 3.000%, 10/01/2016	303,504

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

500,000	Rockland County, General Obligation Bond 5.000%, 03/01/2016	501,805
15,000,000	Rockland County, Tax Anticipation Notes 2.000%, 03/16/2016	15,026,250
20,000,000	Suffolk County, Tax Anticipation Notes 2.000%, 07/27/2016	20,144,200
35,000,000	Town of Oyster Bay, Bond Anticipation Notes-Series B 2.000%, 07/08/2016	35,189,000
560,000	Town of Ramapo, General Obligation 2.000%, 05/01/2016	561,495
370,000	Town of Ramapo, General Obligation-Series B 3.000%, 05/01/2016	371,891
900,000	Town of Ramapo, Public Improvement-Series A 4.000%, 05/15/2016	907,866
5,000,000	Utica School District, Bond Anticipation Notes 2.000%, 07/22/2016	5,015,700
10,170,000	Village of Johnson City, Bond Anticipation Notes-Series A 2.000%, 05/27/2016	10,211,494
500,000	Westchester Tobacco Asset Securitization Corp. 5.000%, 06/01/2026	500,555
		163,597,992

North Carolina-4.3%
18,900,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series A 0.380%, 11/01/2033 (Putable on 02/03/2016) (a)	18,900,000
13,100,000	Hertford County Industrial Facilities & Pollution Control Financing Authority, Nucor Corp. Project-Series B 0.300%, 11/01/2033 (Putable on 02/03/2016) (a)	13,100,000
9,500,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 0.600%, 12/01/2020 (Putable on 03/01/2016) (a)	9,500,000
		41,500,000

North Dakota-0.1%
1,375,000	Ward County Healthcare Revenue, Trinity Obligated Group 5.250%, 07/01/2016	1,400,451

Ohio-1.6%
4,170,000	Cleveland-Cuyahoga County Port Authority, CBT Project 0.280%, 06/01/2031 (Putable on 02/04/2016) (a)	4,170,000
2,400,000	Ohio Water Development Authority, FirstEnergy Generation Project-Series A 2.250%, 08/01/2029 (Putable on 09/15/2016) (a)	2,408,328
9,000,000	State of Ohio, University Hospital Health 0.340%, 01/15/2045 (Putable on 02/01/2016) (a)	9,000,000
		15,578,328

Oklahoma-0.2%
710,000	Comanche County Hospital Authority 5.000%, 07/01/2016	720,813
500,000	Tulsa Airports Improvement Trust Revenue-Series A 3.000%, 06/01/2016	503,405
300,000	Tulsa Airports Improvement Trust Revenue-Series B 3.000%, 06/01/2016	302,043
		1,526,261

Oregon-0.5%
460,000	City of Forest Grove, Pacific University 3.000%, 05/01/2016	462,484

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

250,000	City of Forest Grove, Pacific University 3.000%, 05/01/2017	255,695
4,325,000	Gilliam County, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A 0.800%, 08/01/2025 (Putable on 05/02/2016) (a)(b)	4,325,000
		5,043,179

Pennsylvania-2.0%
3,000,000	Beaver County Industrial Development Authority, FirstEnergy Generation Project-Series A 2.200%, 01/01/2035 (Putable on 07/01/2016) (a)	3,010,890
5,000,000	Beaver County Industrial Development Authority, FirstEnergy Generation Project-Series B 2.500%, 12/01/2041 (Putable on 06/01/2017) (a)	5,027,950
435,000	Clarion County Industrial Development Authority, Clarion University Foundation, Inc. Housing Project-Series D 3.000%, 07/01/2016	438,376
200,000	Dallas Area Municipal Authority, Misericordia University Project-Series 2014 4.000%, 05/01/2016	201,146
165,000	East Hempfield Township Industrial Development Authority, Willow Valley Communities 1.000%, 12/01/2016	165,109
4,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. 1.000%, 08/01/2045 (Putable on 02/01/2016) (a)	4,000,000
3,075,000	Philadelphia School District General Obligation-Series B (CS: State Aid Withholding) 5.000%, 09/01/2016	3,145,663
3,400,000	Philadelphia School District General Obligation-Series D (CS: State Aid Withholding) 5.000%, 09/01/2016	3,478,132
195,000	West Shore Area Authority, Messiah Village Project-Series A 2.000%, 07/01/2016	195,597
		19,662,863

Puerto Rico-0.9%
120,000	Commonwealth of Puerto Rico-Series A (CS: Assured Guaranty Municipal) 4.000%, 07/01/2016	121,025
500,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	515,105
820,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	830,053
2,590,000	Commonwealth of Puerto Rico, Public Improvement Bonds (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	2,686,037
670,000	Commonwealth of Puerto Rico, Public Improvement Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2017	690,395
1,725,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2016	1,746,752
140,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	144,214
250,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2017	250,340
1,100,000	Puerto Rico Highways & Transportation Authority-Series E (CS: Assured Guaranty Municipal) 5.500%, 07/01/2017	1,138,456

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

550,000	Puerto Rico Municipal Finance Agency-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2016	551,595
		8,673,972

Rhode Island-0.1%
500,000	Providence Redevelopment Agency Revenue-Series A 3.000%, 04/01/2017	509,875

Tennessee-3.1%
27,000,000	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project 0.550%, 07/02/2035 (Putable on 02/01/2016) (a)	27,000,000
3,000,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.750%, 06/01/2026 (Putable on 02/04/2016) (a)	3,000,000
		30,000,000

Texas-3.5%
570,000	Hidalgo County Health Services Corp., Hospital Revenue, Mission Hospital, Inc.-Series 2008 5.000%, 08/15/2016	579,969
7,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. Project 1.000%, 01/01/2026 (Putable on 02/01/2016) (a)	7,000,000
10,630,000	Port of Port Arthur Navigation District Revenue, Motiva Enterprises Project 0.230%, 12/01/2027 (Putable on 02/03/2016) (a)	10,630,000
12,055,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A (LOC: Compass Bank) 0.250%, 06/01/2038 (Putable on 02/04/2016) (a)	12,055,000
3,820,000	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B (LOC: Compass Bank) 0.250%, 06/01/2031 (Putable on 02/04/2016) (a)	3,820,000
		34,084,969

Utah-0.0% (c)
220,000	Salt County Lake Revenue, Westminster College 2.000%, 10/01/2016	221,241

Virginia-0.9%
9,000,000	Campbell County Industrial Development Authority, Solid Waste Disposal Facility Revenue, Georgia Pacific Corp. Project 0.220%, 12/01/2019 (Putable on 02/03/2016) (a)(b)	9,000,000

Washington-0.3%
1,400,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.) 0.520%, 08/01/2033 (Putable on 02/04/2016) (a)	1,400,000
1,110,000	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.) 0.520%, 11/01/2023 (Putable on 02/04/2016) (a)	1,110,000
		2,510,000

West Virginia-2.5%
24,000,000	West Virginia Economic Development Authority, Appalachian Power Co.-Series A 0.400%, 02/01/2036 (Putable on 02/01/2016) (a)	24,000,000

Wisconsin-0.7%
2,165,000	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc. Project (LOC: BMO Harris Bank N.A.) 0.400%, 11/01/2042 (Putable on 02/04/2016) (a)	2,165,000

Alpine Ultra Short Municipal Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

1,575,000	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.) 0.400%, 12/01/2023 (Putable on 02/04/2016) (a)	1,575,000
500,000	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.) 0.400%, 08/01/2020 (Putable on 02/04/2016) (a)	500,000
2,610,000	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.) 0.400%, 11/01/2036 (Putable on 02/04/2016) (a)	2,610,000
245,000	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc. Obligation 4.000%, 05/01/2016	246,872
		7,096,872

Wyoming-0.3%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A 0.750%, 06/01/2024 (Putable on 02/03/2016) (a)	2,855,000
	Total Municipal Bonds (Cost $1,043,715,658)	1,043,898,237

Shares

Money Market Funds-0.0% (c)
12,273	BlackRock Liquidity Funds: MuniCash Portfolio, 0.02%	12,273
	Total Money Market Funds (Cost $12,273)	12,273
Total Investments (Cost $1,043,727,931) (d) -107.5%		1,043,910,510
Liabilities in Excess of Other Assets-(7.5)%		(73,031,095)
TOTAL NET ASSETS 100.0%		$970,879,415

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2016.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 8.2% of the Fund’s net assets.

(c) Amount is less than 0.05%.

(d) See Note 2 for the cost of investments for federal tax purposes.

AMBAC-American Municipal Bond Assurance Corp.

ARN-Auction Rate Note

CS-Credit Support

CSP-Continental Structural Plastics

LIQ FAC-Liquidity Facility

NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SPA-Standby Purchase Agreement

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-99.8%

Alabama-7.5%
$750,000	Alabama Industrial Development Solid Waste Disposal Revenue (CS: OfficeMax, Inc.) 6.450%, 12/01/2023	$752,963
500,000	Alabama Special Care Facilities Financing Authority-Birmingham Revenue, Methodist Homes for the Aging-Series 2015-1 5.250%, 06/01/2025	511,060
850,000	Health Care Authority for Baptist Health Revenue-Series D 5.000%, 11/15/2021	852,890
2,855,000	Jefferson County Ltd. Obligation School Warrants-Series A 4.750%, 01/01/2025	2,877,240
250,000	Jefferson County Ltd. Obligation School Warrants-Series A 5.250%, 01/01/2017	252,520
160,000	Jefferson County, Capital Improvement Warrants-Series A (CS: NATL-RE) 5.000%, 04/01/2023	162,733
460,000	Selma Industrial Development Board Revenue, Zilkha Biomass Selma LLC Project 7.500%, 05/01/2025 (a)	460,175
		5,869,581

Arizona-0.8%
200,000	Phoenix Industrial Development Authority, AZ GFF Tiyan LLC (Guam annual appropriation) 5.000%, 02/01/2018	208,082
200,000	Phoenix Industrial Development Authority, Basis School, Inc. 3.000%, 07/01/2020 (a)	202,644
180,000	Phoenix Industrial Development Authority, Legacy Traditional Schools Project-Series A 4.750%, 07/01/2019 (a)	183,454
		594,180

California-5.6%
250,000	California Municipal Finance Authority, Julian Charter School Project-Series A 5.000%, 03/01/2025 (a)	254,740
190,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 4.625%, 06/01/2021	189,058
145,000	Inland Empire Tobacco Securitization Authority, Tobacco Settlement-Series A 5.000%, 06/01/2021	146,045
1,125,000	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal) 1.120%, 11/01/2036 (Putable on 02/02/2016) (b)	1,125,000
775,000	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal) 1.100%, 11/01/2036 (Putable on 02/03/2016) (b)	775,000
875,000	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal) 1.020%, 11/01/2036 (Putable on 02/04/2016) (b)	875,000
985,000	Tobacco Securitization Authority of Northern California Revenue-Series A-2 5.400%, 06/01/2027 (Putable on 06/01/2016)	988,674
		4,353,517

Colorado-1.0%
250,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc.-Series B 3.150%, 12/01/2018	250,308
500,000	Lambertson Farms Metropolitan District No. 1, General Obligation 5.000%, 12/15/2025	504,190
		754,498

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Connecticut-0.6%
500,000	Mohegan Tribe of Indians of Connecticut Revenue-Series C 4.750%, 02/01/2020 (a)	501,675

District of Columbia-1.0%
250,000	District of Columbia Revenue, National Law Enforcement officers Memorial Fund, Inc.-Series B 5.750%, 07/01/2025	253,073
275,000	District of Columbia, Howard University-Series A 5.250%, 10/01/2022	299,563
240,000	District of Columbia, Methodist Home 4.500%, 01/01/2025	243,158
		795,794

Florida-5.4%
250,000	Capital Trust Agency, Inc. Revenue, First Mortgage Revenue-Silver Creek St. Augustine Project-Series A 6.500%, 01/01/2024	235,773
170,000	Capital Trust Agency, Inc. Revenue, River City Education Services, Inc. Project-Series A 4.625%, 02/01/2025	169,937
100,000	Celebration Pointe Community Development District No.1, Special Assessment Revenue 4.750%, 05/01/2024	103,230
200,000	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRC-Series A 5.000%, 11/15/2021	225,612
200,000	City Of Tampa, Solid Waste System Revenue 5.000%, 10/01/2020	229,162
300,000	Collier County Industrial Development Authority CCRC, Arlington of Naples Project-Series B-1 6.875%, 05/15/2021 (a)	300,294
100,000	Florida Development Finance Corp., Educational Facilities Revenue Bonds, Miami Arts Charter School Project-Series A 5.000%, 06/15/2024 (a)	100,606
2,000,000	Liberty County, Industrial Development Revenue, Georgia Pacific Corp. Project 0.250%, 10/01/2028 (Putable on 02/04/2016) (b)	2,000,000
400,000	Palm Beach County Health Facilities Authority, Sinai Residences Boca Raton Project-Series C 6.000%, 06/01/2021	417,716
290,000	State Development Finance Corp. Revenue, Tuscan Isle Obligated Group-Series A 6.500%, 06/01/2025 (a)	299,474
100,000	Village Community Development District #11, Special Assessment Revenue 3.250%, 05/01/2019	100,204
		4,182,008

Guam-0.4%
250,000	Guam International Airport Authority-Series C 5.000%, 10/01/2021	284,780

Idaho-0.5%
360,000	Idaho Health Facilities Authority, The Terraces Boise Project-Series B-2 6.000%, 10/01/2021	360,396

Illinois-7.8%
155,000	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal) 5.000%, 12/01/2022	158,412
225,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2020	225,729

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
100,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.000%, 12/01/2021	100,326
75,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2018	79,268
725,000	Chicago Board of Education, General Obligation-Series A (CS: NATL-RE) 5.250%, 12/01/2019	727,472
500,000	Chicago Board of Education, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 12/01/2016	512,865
200,000	Chicago Board of Education, Refunding-Series G 4.010%, 03/01/2032 (Putable on 02/04/2016) (b)	199,212
150,000	City of Chicago-Series A 4.000%, 01/01/2019	152,346
210,000	City of Chicago-Series A 4.000%, 01/01/2020	211,417
100,000	City of Chicago, General Obligation (CS: AMBAC) 5.000%, 12/01/2024	102,431
25,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2022	25,056
100,000	City of Chicago, General Obligation-Series A (CS: Assured Guaranty Municipal) 5.000%, 01/01/2023	100,235
70,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2018	70,226
125,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2026	125,320
1,000,000	City of Chicago, General Obligation-Series B (CS: Assured Guaranty Municipal) 5.000%, 01/01/2027	1,008,240
200,000	Illinois Finance Authority Educational Facility Revenue, Senior Rogers Park Montessori School Project 5.000%, 02/01/2024	202,854
440,000	Illinois Finance Authority, Belmont School Project 4.500%, 12/01/2020 (a)	442,820
150,000	Southwestern Development Authority, Memorial Group, Inc. 5.750%, 11/01/2019	170,915
700,000	State of Illinois, General Obligation (CS: AMBAC) 5.000%, 04/01/2021	701,120
100,000	State of Illinois, General Obligation (CS: AMBAC) 5.000%, 11/01/2024	100,156
380,000	State of Illinois, General Obligation-Series A 5.000%, 03/01/2017	381,227
50,000	State of Illinois, General Obligation Refunding Bond 5.000%, 08/01/2021	56,600
180,000	Stephenson County Revenue (CS: AMBAC) 4.500%, 12/01/2020	182,833
		6,037,080

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Indiana-2.9%
100,000	City of Anderson, Economic Development Revenue, Anderson University Project 5.000%, 10/01/2024	100,982
250,000	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project 5.875%, 01/01/2024	290,150
1,000,000	Hammond Local Public Improvement Bond Bank-Series B 3.250%, 05/01/2016	1,000,030
250,000	Indiana Finance Authority, Educational Facilities Authority-Discovery Charter School Project 5.500%, 12/01/2025	252,628
225,000	Indiana Finance Authority, King’s Daughters Hospital & Health Services 5.000%, 08/15/2020	252,020
50,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2019	35,141
545,000	Indiana Finance Authority, United States Steel Corp. 6.000%, 12/01/2026	326,989
		2,257,940

Iowa-2.3%
100,000	City of Coralville, Certificate of Participation-Series D 5.250%, 06/01/2022	100,389
1,150,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co. 5.000%, 12/01/2019	1,202,842
520,000	Iowa Higher Education Loan Authority, Wartburg College Project 2.500%, 10/01/2020	510,760
		1,813,991

Kansas-2.9%
800,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Bethany College-Series A 5.250%, 05/01/2016	801,816
1,000,000	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University-Series C 4.850%, 05/01/2016	1,002,200
235,000	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC) 5.125%, 01/01/2022	240,602
200,000	Wichita Health Care Facilities Revenue, Temps-80- Presbyterian Manors-Series IV-B-1 4.250%, 11/15/2021	200,042
		2,244,660

Louisiana-0.7%
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge-Series A 5.500%, 11/15/2025	257,223
250,000	Parish of St. Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp. 4.000%, 12/01/2040 (Putable on 06/01/2022) (b)	269,687
		526,910

Maryland-3.3%
110,000	Anne Arundel County, Consolidated Special Taxing District Bonds, Villages at Two Rivers Project 4.200%, 07/01/2024	112,898
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series C 4.375%, 07/01/2021	526,680
500,000	City of Westminster, Lutheran Village at Miller’s Grant, Inc.-Series D 3.875%, 07/01/2019	514,730

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
1,445,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. 5.750%, 09/01/2025	1,380,611
		2,534,919

Massachusetts-0.7%
450,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.000%, 01/01/2021	451,157
30,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2017	30,104
50,000	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC) 5.500%, 01/01/2022	50,145
		531,406

Michigan-7.1%
125,000	Charyl Stockwell Academy Revenue 4.875%, 10/01/2023	124,636
385,000	Jackson College Dormitories, College Housing Revenue 5.000%, 05/01/2021	403,295
700,000	Michigan Finance Authority, Detroit School District 4.750%, 06/01/2016 (a)	703,430
1,000,000	Michigan Municipal Bond Authority, Local Government Public Improvement-Series A (CS: AMBAC) 5.000%, 12/01/2018	1,031,820
1,700,000	Michigan State Housing Development Authority-Series A (CS: Assured Guaranty Municipal, SPA: Fortis Bank SA) 0.200%, 04/01/2042 (Putable on 02/01/2016) (b)	1,700,000
790,000	Michigan Strategic Fund Revenue, Genesee Power Station Project 7.500%, 01/01/2021	781,658
200,000	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project 5.125%, 11/15/2025	207,408
625,000	Michigan Tobacco Settlement Finance Authority-Series A 5.125%, 06/01/2022	577,881
		5,530,128

Minnesota-2.0%
540,000	City of Blaine Revenue, Crest View Senior Community Project-Series A 5.125%, 07/01/2025	563,533
145,000	City of Hugo, Charter School Lease Revenue, Noble Academy Project-Series A 4.000%, 07/01/2020	150,460
300,000	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project 4.000%, 02/01/2020	312,132
500,000	Rice County Revenue, St. Mary’s School-Series A 5.000%, 08/01/2022 (a)	537,335
		1,563,460

Mississippi-3.5%
500,000	Mississippi Business Finance Corp., Northrop Grumman Ship System 4.550%, 12/01/2028 (Putable on 06/01/2016) (b)	502,660
2,200,000	Mississippi Business Finance Corp., Power Co. Project Revenue 0.270%, 05/01/2028 (Putable on 02/01/2016) (b)	2,200,000
		2,702,660

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Missouri-1.6%
250,000	Saint Louis County Industrial Development Authority, Nazareth Living Center-Series B 3.850%, 08/15/2020	250,375
1,000,000	State Louis County Industrial Development Authority, St. Andrews Resources for Seniors Obligated Group-Series B 3.125%, 12/01/2019	1,001,670
		1,252,045

Nevada-1.2%
250,000	City of North Las Vegas, Refunding Bonds, Water and Sewer System-Series B (CS: AMBAC) 4.000%, 08/01/2017	250,005
200,000	Las Vegas Valley Water District, Water Improvement-Series B (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 02/01/2016) (b)	200,000
500,000	Las Vegas Valley Water District, Water Improvement-Series C (SPA: Dexia Credit Local) 0.250%, 06/01/2036 (Putable on 02/01/2016) (b)	500,000
		950,005

New Hampshire-0.3%
250,000	New Hampshire Business Finance Authority, Casella Waste Systems, Inc. Project 4.000%, 04/01/2029 (Putable on 10/01/2019) (a)(b)	252,450

New Jersey-2.9%
415,000	Atlantic City Municipal Utilities Authority, Refunding Water System-Series 2007 (CS: AMBAC) 4.000%, 06/01/2018	415,514
100,000	New Jersey Economic Development Authority, Charter School Revenue, Greater Brunswick Charter School Project-Series A 4.750%, 08/01/2024 (a)	102,387
500,000	New Jersey Economic Development Authority, Lions Gate Project-Series 2014 4.375%, 01/01/2024	515,470
125,000	New Jersey Economic Development Authority, Private Activity-The Goethals Bridge Replacement Project 5.250%, 01/01/2025	144,197
55,000	New Jersey Economic Development Authority, United Airlines, Inc. Project 5.500%, 04/01/2028	55,175
420,000	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A 4.500%, 06/01/2023	425,330
5,000	Tobacco Settlement Financing Corp. Revenue-Series 1-A 4.625%, 06/01/2026	5,013
586,167	Township of Irvington, Bond Anticipation Notes 3.250%, 06/17/2016	587,322
		2,250,408

New York-4.4%
1,100,000	Nassau County Tobacco Settlement Corp. Revenue, Asset Brookfield-Series A-2 5.250%, 06/01/2026	1,102,992
100,000	New York City Industrial Development Agency Revenue, American Airlines, Inc. 7.500%, 08/01/2016	103,066
500,000	New York City Industrial Development Agency Revenue, American Airlines, Inc.-Series B 2.000%, 08/01/2028 (Putable on 08/01/2016) (b)	501,250
300,000	New York State Dormitory Authority, Orange Regional Medical Center 6.000%, 12/01/2016	312,354
100,000	New York State Dormitory Authority, Pace University-Series A 4.000%, 05/01/2016	100,610

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
165,000	New York State Dormitory Authority, Yeshiva University 3.500%, 09/01/2016	167,082
440,000	New York State Dormitory Authority, Yeshiva University-Series A 5.000%, 11/01/2018	474,490
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 4.625%, 07/01/2022	112,377
100,000	Onondaga Civic Development Corp., St Joseph’s Hospital Health Center Project-Series A 5.000%, 07/01/2019	111,042
115,000	Suffolk Tobacco Asset Securitization Corp., General Obligation-Series A 5.000%, 06/01/2018	122,561
300,000	TSASC, Inc.-Series 1 5.000%, 06/01/2026	302,199
		3,410,023

North Carolina-0.6%
500,000	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B 0.600%, 12/01/2020 (Putable on 03/01/2016) (b)	500,000

North Dakota-1.0%
300,000	City of Bowman, Southwest Healthcare Services Project, Revenue Anticipation Notes-Series A 2.500%, 02/15/2017	300,219
500,000	City of Hazen Revenue, Sakakawea Medical Center Project 2.500%, 07/01/2017	500,755
		800,974

Ohio-3.5%
910,000	Buckeye Tobacco Settlement Financing Authority-Series A 5.125%, 06/01/2024	830,421
100,000	Buckeye Tobacco Settlement Financing Authority-Series A-2 5.375%, 06/01/2024	92,661
400,000	City of Cleveland, Airport Special Revenue, United Airlines, Inc. 5.375%, 09/15/2027	401,792
255,000	Licking County Revenue, Kendal Granville Obligation Group-Series B 3.750%, 07/01/2020	255,242
200,000	Ohio Air Quality Development Authority, AK Steel Corp. Project 6.750%, 06/01/2024	129,796
400,000	Ohio Air Quality Development Authority, FirstEnergy Nuclear Generation Project-Series C 3.950%, 11/01/2032 (Putable on 05/01/2020) (b)	413,248
300,000	Ohio State Water Development Authority-Series B 4.000%, 01/01/2034 (Putable on 07/01/2021) (b)	315,180
265,000	Southeastern Ohio Port Authority, Memorial Health System 5.000%, 12/01/2016	271,090
		2,709,430

Oklahoma-0.1%
50,000	Tulsa Industrial Authority-Series A (CS: NATL-RE) 6.000%, 10/01/2016	51,772

Oregon-0.3%
80,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2019	85,774

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
100,000	Hospital Facilities Authority of Multnomah County Oregon, Mirabella At South Waterfront Project-Series A 5.000%, 10/01/2024	114,658
		200,432

Pennsylvania-9.0%
1,660,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, United States Steel Corp. 5.500%, 11/01/2016	1,603,643
595,000	Allegheny County Industrial Development Authority, Environmental Improvement Revenue, United States Steel Corp. 6.500%, 05/01/2017	541,486
325,000	Chester County Health & Education Facilities Authority, Simpson Senior Services Project 5.000%, 12/01/2025	350,083
100,000	Indiana County Hospital Authority, Regional Medical Center-Series A 5.000%, 06/01/2023	110,844
235,000	Lancaster Industrial Development Authority, Davco Family-Series A (SPA: Fulton Bank) 0.650%, 01/15/2023 (Putable on 02/04/2016) (b)	235,000
1,000,000	Luzerne County, Tax Revenue Anticipation Notes 3.375%, 06/30/2016	1,000,060
400,000	Moon Industrial Development Authority, Baptist Homes Society Obligation 5.000%, 07/01/2020	415,524
1,400,000	Pennsylvania Economic Development Financing Authority, Colver Project 5.000%, 12/01/2037 (Putable on 09/01/2020) (b)	1,403,346
325,000	Pennsylvania Economic Development Financing Authority, Shippingport Project-Series A (CS: Firstenergy Solutions) 2.550%, 11/01/2041 (Putable on 12/03/2018) (b)	325,348
140,000	Philadelphia Authority for Industrial Development, Discovery Charter School Project 4.000%, 04/01/2017	137,799
380,000	Philadelphia Hospitals & Higher Education Facilities Authority, Refunding-Temple University Health System-Series B 5.500%, 07/01/2026	392,593
200,000	Pottsville Hospital Facilities Authority, Schuylkill Health System Project 5.750%, 07/01/2022	213,666
240,000	York, PA City School District-Series A (CS: XLCA) 4.500%, 06/01/2016	240,197
		6,969,589

Puerto Rico-4.2%
210,000	Commonwealth of Puerto Rico (CS: Assured Guaranty Municipal) 5.500%, 07/01/2018	220,368
500,000	Commonwealth of Puerto Rico-Series A (CS: NATL-RE) 5.500%, 07/01/2020	516,510
15,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: Assured Guaranty Municipal) 5.250%, 07/01/2016	15,204
175,000	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE) 6.000%, 07/01/2016	177,501
400,000	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE) 5.500%, 07/01/2020	413,208

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value
115,000	Commonwealth of Puerto Rico, Public Improvement (CS: Assured Guaranty Municipal) 5.500%, 07/01/2019	121,195
300,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: Assured Guaranty Municipal) 5.000%, 07/01/2017	309,063
475,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2016	480,823
150,000	Commonwealth of Puerto Rico, Public Improvement-Series A (CS: NATL-RE) 5.500%, 07/01/2018	155,095
100,000	Puerto Rico Electric Power Authority-Series A (CS: Assured Guaranty Municipal) 5.000%, 08/01/2020	100,438
200,000	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE) 5.500%, 07/01/2017	206,020
155,000	Puerto Rico Electric Power Authority-Series SS (CS: NATL-RE) 5.000%, 07/01/2020	155,160
250,000	Puerto Rico Electric Power Authority-Series UU (CS: Assured Guaranty Municipal) 5.000%, 07/01/2020	252,190
80,000	Puerto Rico Industrial Development Company Revenue-Series B (CS: NATL-RE) 5.375%, 07/01/2016	80,192
120,000	Puerto Rico Public Buildings Authority, Government Facilities-Series C 5.750%, 07/01/2018	75,755
		3,278,722

Rhode Island-0.1%
100,000	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A 5.000%, 09/01/2021	108,435

South Carolina-0.4%
85,000	Clarendon Hospital District, General Obligation 4.250%, 04/01/2017	84,986
85,000	Clarendon Hospital District, General Obligation 4.500%, 04/01/2018	85,273
90,000	Clarendon Hospital District, General Obligation 5.000%, 04/01/2016	90,111
65,000	South Carolina Jobs-Economic Development Authority, Palmetto Health 5.000%, 08/01/2019	72,247
		332,617

Tennessee-4.9%
3,430,000	Sevier County Public Building Authority, Local Government Public Improvement (CS: AMBAC, LOC: KBC Bank NV) 2.750%, 06/01/2026 (Putable on 02/04/2016) (b)	3,430,000
345,000	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.) 5.250%, 09/01/2018	379,524
		3,809,524

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

Texas-4.9%
500,000	Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue 5.000%, 12/01/2021	551,960
150,000	City of Houston Airport System, United Airlines, Inc.-Series C 5.000%, 07/15/2020	164,043
200,000	City of Houston Airport System, United Airlines, Inc. Terminal E Project 4.500%, 07/01/2020	214,270
75,000	Decatur Hospital Authority, Wise Regional Health System.-Series A 5.000%, 09/01/2023	83,326
50,000	Gulf Coast Waste Disposal Authority, U.S. Steel Corp. Project 5.750%, 09/01/2017	44,339
170,000	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A 5.000%, 10/01/2023	184,860
210,000	Orchard Higher Education Finance Corp. Revenue, Nyos Charter School, Inc.-Series A 4.875%, 02/15/2023	210,101
140,000	Red River Health Facilities Development Corp. Revenue, TEMPS-MRC Crossings Project-Series B-1 6.125%, 11/15/2020	140,202
80,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2022	96,271
50,000	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.) 5.500%, 08/01/2023	60,841
500,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Buckingham Senior Living Project 3.875%, 11/15/2020	504,505
1,200,000	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch) 6.250%, 12/15/2026	1,478,964
100,000	Texas Public Finance Authority, Refunding, Southern University Financing System 5.000%, 11/01/2021	113,641
		3,847,323

Utah-0.2%
160,000	Utah Charter School Finance, George Washington Academy-Series A 6.375%, 07/15/2018	167,458

Vermont-0.5%
400,000	Vermont Student Assistance Corp. Education Loan Revenue-Series A 3.000%, 06/15/2019	407,452

Washington-2.4%
425,000	Chelan County Development Corp., Pollution Control Alcoa Project 5.850%, 12/01/2031	425,884
180,000	Washington Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project 5.000%, 01/01/2023	190,589
400,000	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1 5.875%, 01/01/2021 (a)	400,596
800,000	Washington Housing Finance Commission, TEMPS 65-Heron’s Key Senior Living 4.875%, 01/01/2022 (a)	812,344
		1,829,413

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Principal Amount	Security Description	Value

West Virginia-0.5%
400,000	Fayette County Commission Solid Waste Disposal Facility, Georgia Pacific Corp. (SPA: Georgia-Pacific LLC) 0.220%, 05/01/2018 (Putable on 02/03/2016) (a)(b)	400,000

Wisconsin-0.8%
200,000	Public Finance Authority, Church Home Of Hartford 5.000%, 09/01/2025 (a)	213,316
215,000	Public Finance Authority, Senior Living Rose Villa Project-Series B 4.500%, 11/15/2020	215,381
205,000	Wisconsin Public Finance Authority, Roseman University of Health Sciences Project 5.000%, 04/01/2022	214,323
		643,020
	Total Municipal Bonds (Cost $77,136,502)	77,610,675

Shares

Money Market Funds-0.1%
70,504	Federated Municipal Obligation Fund, 0.01%	70,504
	Total Money Market Funds (Cost $70,504)	70,504
Total Investments (Cost $77,207,006) (c)-99.9%		77,681,179
Other Assets in Excess of Liabilities-0.1%		66,892
TOTAL NET ASSETS 100.0%		$77,748,071

Percentages are stated as a percent of net assets.
(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 7.9% of the Fund’s net assets.
(b) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2016. (c) See Note 2 for the cost of investments for federal tax purposes.
AMBAC-American Municipal Bond Assurance Corp.
ARN-Auction Rate Note
CS-Credit Support
NATL-RE-Reinsurance provided by National Public Finance Guarantee Corp.
SPA-Standby Purchase Agreement
XLCA-XL Capital Assurance, Inc.

Alpine Income Trust

Notes to Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

1. Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund are two separate series of the Income Trust. The Alpine Ultra Short Municipal Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Ultra Short Municipal Income Fund seeks high after-tax current income consistent with preservation of capital. Alpine High Yield Managed Duration Municipal Fund seeks a high level of current income exempt from federal income tax. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2016:

	Valuation Inputs
Ultra Short Municipal Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$1,043,898,237	$—	$1,043,898,237
Money Market Funds	—	12,273	—	12,273
Total	$—	$1,043,910,510	$—	$1,043,910,510

	Valuation Inputs
High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$—	$77,610,675	$—	$77,610,675
Money Market Funds	—	70,504	—	70,504
Total	$—	$77,681,179	$—	$77,681,179

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Ultra Short Municipal Income Fund	$1,043,727,931	$202,253	$(19,674)	$182,579
High Yield Managed Duration Municipal Fund	77,207,006	942,994	(468,821)	474,173

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the respective Funds at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 23, 2016

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 23, 2016

* Print the name and title of each signing officer under his or her signature.